Concentrations	12 Months Ended
Dec. 31, 2023
Concentrations [Abstract]
CONCENTRATIONS
26.	CONCENTRATIONS

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31,
	2023	% of revenue	2022	% of revenue	2021	% of revenue
Company A	$7,548,954	20.8%	$8,093,618	23.8%	$9,611,739	27.7%
Company B	5,332,493	14.7%	5,911,995	17.4%	6,636,377	19.1%
Company C	3,051,057	8.4%	3,294,297	9.7%	3,559,424	10.3%
Company D	4,928,204	13.6%	4,174,278	12.3%	4,140,975	12.0%
	$20,860,708	57.5%	$21,474,188	63.2%	$23,948,515	69.1%

Details of the customers which accounted for 10% or more of trade receivables are as follows:

	As of December 31,
	2023	% account receivable	2022	% account receivable
Company A	$954,218	16.9%	$1,066,264	19.7%
Company B	1,083,965	19.3%	$672,314	12.4%
Company E	712,854	12.7%	556,414	10.3%
	$2,751,037	48.9%	$2,294,992	42.4%